Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Operating Activities
Net income before allocation to noncontrolling interests	$ 22,072,000,000		$ 14,598,000,000		$ 10,049,000,000
Adjustments to reconcile net income before allocation to noncontrolling interests to net cash provided by operating activities:
Depreciation and amortization	6,410,000,000		7,655,000,000		9,026,000,000
Asset write-offs, impairments and related charges	1,368,000,000		1,299,000,000		1,198,000,000
Gain on disposal of discontinued operations	(10,446,000,000)	[1]	(7,123,000,000)	[1]	(1,688,000,000)	[1]
Gain associated with the transfer of certain product rights to an equity-method investment	(459,000,000)	[2]	0	[2]	0	[2]
Deferred taxes from continuing operations	1,726,000,000		786,000,000		236,000,000
Deferred taxes from discontinued operations	(23,000,000)		1,412,000,000		218,000,000
Share-based compensation expense	523,000,000		481,000,000		419,000,000
Benefit plan contributions (in excess of)/less than expense	310,000,000		135,000,000		(1,769,000,000)
Other non-cash adjustments, net	(324,000,000)		(130,000,000)		18,000,000
Other changes in assets and liabilities, net of acquisitions and divestitures:
Accounts receivable	940,000,000		367,000,000		140,000,000
Inventories	(538,000,000)		(631,000,000)		1,084,000,000
Other assets	(822,000,000)		(434,000,000)		186,000,000
Accounts payable	382,000,000		579,000,000		(367,000,000)
Other liabilities	(3,184,000,000)		(2,738,000,000)		1,508,000,000
Other tax accounts, net	(170,000,000)		490,000,000		(18,000,000)
Net cash provided by operating activities	17,765,000,000		16,746,000,000		20,240,000,000
Investing Activities
Purchases of property, plant and equipment	(1,206,000,000)		(1,327,000,000)		(1,660,000,000)
Purchases of short-term investments	(42,761,000,000)		(24,018,000,000)		(18,447,000,000)
Proceeds from redemptions and sales of short-term investments	41,127,000,000		25,302,000,000		14,176,000,000
Net (purchases of)/proceeds from redemptions and sales of short-term investments with original maturities of 90 days or less)	(4,277,000,000)		1,459,000,000		10,874,000,000
Purchases of long-term investments	(11,020,000,000)		(11,145,000,000)		(4,620,000,000)
Proceeds from redemptions and sales of long-term investments	7,555,000,000		4,990,000,000		2,147,000,000
Acquisitions of businesses, net of cash acquired	(15,000,000)		(1,050,000,000)		(3,282,000,000)
Acquisitions of intangible assets	(259,000,000)		(92,000,000)		(222,000,000)
Proceeds from sale of businesses	0		11,850,000,000		2,376,000,000
Other investing activities	231,000,000		185,000,000		501,000,000
Net cash provided by/(used in) investing activities	(10,625,000,000)		6,154,000,000		1,843,000,000
Financing Activities
Proceeds from short-term borrowings	4,323,000,000		7,995,000,000		12,810,000,000
Principal payments on short-term borrowings	(4,234,000,000)		(8,177,000,000)		(13,276,000,000)
Net proceeds from/(payments on) short-term borrowings with original maturities of 90 days or less	3,475,000,000		(30,000,000)		1,910,000,000
Proceeds from issuance of long-term debt(a)	6,618,000,000	[3]	0	[3]	0	[3]
Principal payments on long-term debt	(4,146,000,000)		(1,513,000,000)		(6,986,000,000)
Purchases of common stock	(16,290,000,000)		(8,228,000,000)		(9,000,000,000)
Cash dividends paid	(6,580,000,000)		(6,534,000,000)		(6,234,000,000)
Proceeds from exercise of stock options	1,750,000,000		568,000,000		153,000,000
Other financing activities	109,000,000		(80,000,000)		16,000,000
Net cash used in financing activities	(14,975,000,000)		(15,999,000,000)		(20,607,000,000)
Effect of exchange-rate changes on cash and cash equivalents	(63,000,000)		(2,000,000)		(29,000,000)
Net increase/(decrease) in cash and cash equivalents	(7,898,000,000)		6,899,000,000		1,447,000,000
Cash and cash equivalents, beginning	10,081,000,000		3,182,000,000		1,735,000,000
Cash and cash equivalents, end	2,183,000,000		10,081,000,000		3,182,000,000
Supplemental Cash Flow Information
Sale of subsidiary common stock (Zoetis) for Pfizer common stock(b)	11,408,000,000	[4]	0	[4]	0	[4]
Exchange of subsidiary common stock (Zoetis) for the retirement of Pfizer commercial paper issued in 2013(b)	2,479,000,000	[4]	0	[4]	0	[4]
Transfer of certain product rights to an equity-method investment (Hisun Pfizer)(c)	1,233,000,000	[5]	0	[5]	0	[5]
Contribution of an investment in connection with the resolution of a legal matter (Quigley)(d)	447,000,000	[6]	0	[6]	0	[6]
Cash paid during the period for:
Income taxes	2,874,000,000		2,409,000,000		2,927,000,000
Interest	1,729,000,000		1,873,000,000		2,085,000,000
Zoetis [Member]
Supplemental Cash Flow Information
Exchange of subsidiary senior notes (Zoetis) for the retirement of Pfizer commercial paper issued in 2012(b)	992,000,000	[4]	0	[4]	0	[4]
Cash paid during the period for:
Proceeds from issuance of long-term debt(a)	$ 2,600,000,000

[1]	Includes (i) the Animal Health (Zoetis) business through June 24, 2013, the date of disposal, (ii) the Nutrition business through November 30, 2012, the date of disposal and (iii) the Capsugel business through August 1, 2011, the date of disposal.
[2]	In 2013, represents the gain associated with the transfer of certain product rights to Hisun Pfizer, our equity-method investment in China. For additional information, see Note 2D. Acquisitions, Divestitures, Collaborative Arrangements and Equity-Method Investments: Equity-Method Investments.
[3]	Includes $2.6 billion from the issuance of senior notes by Zoetis (our former Animal Health subsidiary), net of the $1.0 billion non-cash exchange of Zoetis senior notes for the retirement of Pfizer commercial paper issued in 2012. See Note 2B. Acquisitions, Divestitures, Collaborative Arrangements and Equity-Method Investments: Divestitures.
[4]	Relates to Zoetis (our former Animal Health subsidiary). See Note 2B. Acquisitions, Divestitures, Collaborative Arrangements and Equity-Method Investments: Divestitures.
[5]	See Note 2D. Acquisitions, Divestitures, Collaborative Arrangements and Equity-Method Investments: Equity-Method Investments.
[6]	See Note 17A5. Commitments and Contingencies: Legal Proceedings––Certain Matters Resolved During 2013.